Consolidated Statement of Income - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Consolidated Statement of Income [Line Items]
Interest and similar income	[1]	€ 3,994	€ 4,527	€ 8,269	€ 10,018
Interest expense		1,342	1,431	2,820	3,661
Net interest income	[2]	2,652	3,096	5,448	6,357
Provision for credit losses		75	761	144	1,267
Net interest income after provision for credit losses		2,577	2,334	5,304	5,090
Commissions and fee income		2,574	2,227	5,313	4,666
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		983	708	2,584	939
Net gains (losses) on financial assets at amortized cost		0	171	0	232
Net gains (losses) on financial assets at fair value through other comprehensive income		22	62	130	187
Net income (loss) from equity method investments		40	45	64	60
Other income (loss)		(27)	33	252	120
Total noninterest income		3,591	3,246	8,343	6,203
Compensation and benefits		2,551	2,645	5,183	5,334
General and administrative expenses		2,361	2,599	5,287	5,474
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		86	123	102	197
Total noninterest expenses		4,998	5,367	10,572	11,006
Profit (loss) before tax		1,170	213	3,075	287
Income tax expense (benefit)		333	129	995	207
Profit (loss)		837	84	2,081	80
Profit (loss) attributable to noncontrolling interests		33	32	69	56
Profit (loss) attributable to Deutsche Bank shareholders and additional equity components		€ 804	€ 51	€ 2,012	€ 24

[1]	Interest and similar income include € 3.2 billion for the three months ended June 30, 2021 and € 3.6 billion for the three months ended June 30, 2020 and € 6.6 billion for the six months ended June 30, 2021 and € 7.7 billion for the six months ended June 30, 2020, were calculated based on the effective interest method.
[2]	Prior year segmental information has been reclassified to the current structure.